GENERAL AND ADMINISTRATIVE (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Analysis of income and expense [abstract]
Corporate administration	$ 6,225	$ 2,740
Salaries and benefits	7,537	4,451
Professional fees	3,328	3,265
Total general and administrative	$ 17,090	$ 10,456